Other Income and Expense	12 Months Ended
Dec. 31, 2023
Other Income And Expense
Other Income and Expense
21.	Other Income and Expense

	2023	2022

EIC subsidy	€-	€776,910
Other subsidies	133,579	136,370
Change in fair value of warrant liabilities	(1,408,222)	(2,635,779)
Change in fair value of convertible notes payable	(933,623)	(180,371)
Other income and expense	(2,655)	-
Total	€(2,210,921)	€(1,902,870)